Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

(17) Benefit Plans

(a) Share-based compensation

The Company has issued share-based compensation in the form of stock options and non-vested shares as permitted in the Company’s 2003 Equity Compensation Plan (the “2003 Plan”), which was amended in 2005, and the 2009 Equity Compensation Plan (the “2009 Plan”), which was amended in 2010 and 2011. In 2011, the Company received shareholder approval to authorize an additional 4.5 million shares for issuance. Total combined awards authorized under the 2003 Plan and the 2009 Plan are 9.0 million common share equity awards. The compensation plans provide for the issuance of options to purchase common shares, share awards, share appreciation rights, performance units and other equity-based awards. Stock options granted under the plans are non-qualified, and all employees and non-employee trustees are eligible to receive grants. Under the terms of the amendment to the 2009 Plan, every stock option granted by the Company reduces the awards available for issuance on a one-for-one basis. However, for every restricted award issued, the awards available for issuance are reduced by 3.44 awards. At December 31, 2011, 6.2 million common equity awards remained available for issuance by the Company.

The Company records costs related to its share-based compensation based on the grant-date fair value calculated in accordance with GAAP. The Company recognizes share-based compensation costs on a straight-line basis over the requisite service period for each award and these costs are recorded in “General and administrative expense” or “Property operating expense” based on the employee’s job function.

Stock Options Summary

As of December 31, 2011, 1.3 million stock options were awarded of which 0.9 million stock options remained outstanding. Options vest 25% on the first anniversary of the date of grant and 6.25% in each subsequent calendar quarter thereafter until fully vested. The term of the options granted is ten years. The Company recognized $0.3 million, $0.2 million and $0.2 million of compensation expense associated with these awards for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the option activity in the compensation plans for the three years ended December 31:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, December 31, 2008	683,469	$18.49	5.9 years	$—
Granted	103,250	9.30
Forfeited	(35,315)	17.74

Balance, December 31, 2009	751,404	17.27	5.4 years	$307,380
Granted	106,750	12.57
Exercised	(4,931)	9.30
Forfeited	(41,643)	16.92

Balance, December 31, 2010	811,580	16.72	4.8 years	$1,641,148
Granted	132,500	16.68
Exercised	(9,311)	10.25
Forfeited	(47,601)	17.12

Balance, December 31, 2011	887,168	$16.76	4.4 years	$293,930

Exercisable at December 31:
2011	694,793	$17.30	3.3 years	$183,972
2010	646,804	17.78	3.9 years	889,576
2009	593,369	18.13	4.6 years	—
Options expected to vest, subsequent to December 31, 2011	173,994	$14.71	8.6 years	$101,232

The following table summarizes information about stock options at December 31, 2011:

		Options Outstanding			Options Exercisable
Year Issued	Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
2003	$15.00	343,469	1.7 years	$15.00	343,469	$15.00
2004	18.70 –19.78	65,000	2.4 years	19.03	65,000	19.03
2005	22.42 – 22.54	68,250	3.0 years	22.46	68,250	22.46
2006	26.60	29,850	4.0 years	26.60	29,850	26.60
2007	29.11 – 29.24	48,500	5.0 years	29.12	48,500	29.12
2008	14.32 – 17.29	64,937	6.0 years	17.23	60,901	17.23
2009	9.30	68,175	7.0 years	9.30	44,690	9.30
2010	12.57	79,737	8.0 years	12.57	34,133	12.57
2011	15.17 – 17.12	119,250	9.1 years	16.63	—	—

		887,168			694,793

As of December 31, 2011, the Company had $0.6 million of unrecognized compensation cost, net of estimated forfeitures, related to stock option awards. The Company anticipates this cost will be recognized over a weighted-average period of approximately 2.7 years. The Company calculates the grant date fair value of option awards using a Black-Scholes option-pricing model. Expected volatility is based on an assessment of the Company’s realized volatility over the preceding five years, which is equivalent to the awards expected life and, in management’s opinion, gives an accurate indication of future volatility. The expected term represents the period of time the options are anticipated to remain outstanding as well as the Company’s historical experience for groupings of employees that have similar behavior and considered separately for valuation purposes. The risk-free rate is based on the U.S. Treasury rate at the time of grant for instruments of similar term.

The assumptions used in the fair value determination of stock options granted for the years ended December 31 are summarized as follows:

	2011	2010	2009
Risk-free interest rate	2.01%	2.69%	1.55%
Expected volatility	48.0%	46.6%	39.6%
Expected dividend yield	3.55%	5.15%	5.54%
Weighted average expected life of options	5 years	5 years	5 years

The weighted average grant date fair value of the stock options issued in 2011, 2010 and 2009 was $5.40, $3.51 and $1.97, respectively.

Option Exercises

The Company received approximately $95 thousand and $46 thousand from the exercise of stock options during 2011 and 2010, respectively. No stock options were exercised during 2009. New shares are issued as a result of stock option exercises. The total intrinsic value of options exercised was $46 thousand in 2011 and $29 thousand in 2010.

Non-vested share awards

The Company issues restricted share awards that either vest over a specific time period that is indentified at the time of issuance or vest upon the achievement of specific performance goals that are identified at the time of issuance. In February 2011, the Company granted 162,079 restricted common shares to its officers. The award will vest ratably over a five year term and fair valued was determined based on the share price of the underlying common shares on the date of issuance.

The Company recognized $1.9 million, $3.2 million and $2.6 million of compensation expense associated with its restricted share based awards in 2011, 2010 and 2009, respectively. Dividends on all restricted share awards are recorded as a reduction of equity. The Company applies the two-class method for determining EPS as its outstanding unvested shares with non-forfeitable dividend rights are considered participating securities. The Company’s excess of distributions over earnings related to participating securities are shown as a reduction in income available to common shareholders in the Company’s computation of EPS.

Independent members of our Board of Trustees received annual grants of common shares as a component of compensation for serving on the Company’s Board of Trustees. In May 2011, the Company issued a total of 20,310 restricted share awards to its non-employee trustees, all of which will vest on the first anniversary of the award date. The trustee shares were fair valued based on the share price of the underlying common shares on the date of issuance. The Company recognized $0.3 million of compensation expense associated with trustee restricted share awards for each of the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the Company’s non-vested share awards as of December 31, 2011 is as follows:

	Non-vested Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2008	$354,398	$15.35
Granted	437,976	9.03
Vested	(26,060)	20.93

Non-vested at December 31, 2009	766,314	11.55
Granted	217,742	12.91
Vested	(272,024)	12.01
Expired	(9,279)	16.09

Non-vested at December 31, 2010	702,753	11.76
Granted	182,389	16.34
Vested	(104,133)	12.30
Expired	(32,041)	14.70

Non-vested at December 31, 2011	748,968	12.67

As of December 31, 2011, the Company had $3.7 million of unrecognized compensation cost related to non-vested shares. The Company anticipates this cost will be recognized over a weighted-average period of 3.1 years.

The Company values its non-vested time-based awards issued in 2011, 2010 and 2009 at the grant date fair value. For the non-vested performance-based share awards issued in 2010 and 2009, the Company used a Monte Carlo Simulation (risk-neutral approach) to determine the fair value and derived service period of each tranche of the award. The Company did not issue a non-vested performance-based award in 2011. The following assumptions were used in determining the fair value of the awards and the derived service period:

	2010	2009
Risk-free interest rate	3.6%	3.3%
Volatility	42.4%	43.5%

The weighted average grant date fair value of the shares issued in 2011, 2010 and 2009 were $16.34, $12.91 and $9.03, respectively. The total fair value of shares vested were $1.3 million, $3.3 million and $0.5 million at December 31, 2011, 2010 and 2009, respectively. The Company issues new shares, subject to restrictions, upon each grant of non-vested share awards.

(b) 401(k) Plan

The Company has a 401(k) defined contribution plan covering all employees in accordance with the Internal Revenue Code. The maximum employer or employee contribution cannot exceed the IRS limits for the plan year. Employees are eligible to contribute after one year of consecutive service. The Company matches employee contributions after one year of service up to a specified percentage of a participant’s annual compensation. The Company matched employee contributions up to 6% for each of the three years presented. Employee contributions vest immediately. Employer contributions vest immediately for employees hired prior to January 1, 2009. For employees hired after January 1, 2009, the vesting of the employer contributions occurs in 25% increments over four years. The Company pays for administrative expenses and matching contributions with available cash. The Company’s plan does not allow for the Company to make additional discretionary contributions. The Company’s contributions were $0.3 million for each of the years ended December 31, 2011, 2010 and 2009, respectively. The employer match payable to the 401(k) plan was fully funded as of December 31, 2011.

(c) Employee Share Purchase Plan

In 2009, the Company’s common shareholders approved the First Potomac Realty Trust 2009 Employee Share Purchase Plan (“the Plan”). The Plan allows participating employees to acquire common shares of the Company, at a discounted price, through payroll deductions or cash contributions. Under the Plan, a total of 200,000 common shares may be issued and the offering periods of the Plan will not exceed five years. Each offering period will commence on the first day of each calendar quarter (offering date) and will end on the last business day of the calendar quarter (purchase date) in which the offering period commenced. The purchase price at which common shares will be sold in any offering period will be the lower of: a) 85 percent of the fair value of common shares on the offering date or b) 85 percent of the fair value of the common shares on the purchase date. The first offering period began during the fourth quarter of 2009. The Company issued common shares of 10,800, 9,850 and 1,908 under the Plan during the years ended December 31, 2011, 2010 and 2009, respectively, which resulted in compensation expense totaling $35 thousand, $32 thousand and $5 thousand, respectively.